Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues
Revenue from Contracts with Customers	$ 19,639.5		$ 16,792.0		$ 14,918.5
Sales to AEP Affiliates	0.0		0.0		0.0
TOTAL REVENUES	19,639.5		16,792.0		14,918.5
Expenses
Other Operation	2,878.1		2,547.7		2,572.4
Maintenance	1,249.4		1,121.8		1,010.4
Loss on the Expected Sale of the Kentucky Operations	363.3		0.0		0.0
Asset Impairments and Other Related Charges	48.8		11.6		0.0
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset	(37.0)		0.0		0.0
Gain on Sale of Merchant Generation Assets	(116.3)		0.0		0.0
Depreciation and Amortization	3,202.8		2,825.7		2,682.8
Taxes Other Than Income Taxes	1,469.8		1,407.6		1,295.5
TOTAL EXPENSES	16,156.8		13,380.7		11,930.8
OPERATING INCOME (LOSS)	3,482.7		3,411.3		2,987.7
Other Income (Expense):
Other Income	11.6		41.4		57.0
Allowance for Equity Funds Used During Construction	133.7		139.7		148.1
Non-Service Cost Components of Net Periodic Benefit Cost	188.5		118.6		119.0
Interest Expense	(1,396.1)		(1,199.1)		(1,165.7)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	2,420.4		2,511.9		2,146.1
Income Tax Expense/Benefit	5.4		115.5		40.5
Equity Earnings (Loss) of Unconsolidated Subsidiaries	(109.4)		91.7		91.1
Net Income (Loss)	2,305.6		2,488.1		2,196.7
Net Income Attributable to Noncontrolling Interests	(1.6)		0.0		(3.4)
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 2,307.2		$ 2,488.1		$ 2,200.1
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	511,841,946		500,522,177		495,718,223
Total Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders	$ 4.51		$ 4.97		$ 4.44
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	513,484,609		501,784,032		497,226,867
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 4.49		$ 4.96		$ 4.42
Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	$ 11,292.8		$ 9,852.2		$ 8,753.2
Transmission and Distribution Utilities [Member]
Revenues
Revenue from Contracts with Customers	5,489.6		4,464.1		4,238.7
Generation and Marketing Revenues [Member]
Revenues
Revenue from Contracts with Customers	2,448.9		2,108.3		1,621.0
Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	408.2		367.4		305.6
TOTAL REVENUES	360.3	[1],[2]	227.6	[3],[4]	61.5	[5],[6]
Purchased Electricity, Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	7,097.9		5,466.3		4,369.7
AEP Texas Inc. [Member]
Revenues
Revenue from Contracts with Customers	1,848.0		1,587.7		1,528.0
Sales to AEP Affiliates	3.5		3.9		90.8
TOTAL REVENUES	1,846.8		1,593.8		1,618.9
Expenses
Other Operation	594.2		489.5		488.9
Maintenance	93.5		86.2		80.5
Depreciation and Amortization	452.4		387.0		529.8
Taxes Other Than Income Taxes	157.5		155.1		136.4
TOTAL EXPENSES	1,297.6		1,117.8		1,249.3
OPERATING INCOME (LOSS)	549.2		476.0		369.6
Other Income (Expense):
Interest Income	3.6		0.8		1.4
Allowance for Equity Funds Used During Construction	19.7		21.5		19.4
Non-Service Cost Components of Net Periodic Benefit Cost	16.7		11.1		11.2
Interest Expense	(208.7)		(176.5)		(171.8)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	380.5		332.9		229.8
Income Tax Expense/Benefit	72.6		43.1		(11.2)
Net Income (Loss)	307.9		289.8		241.0
AEP Texas Inc. [Member] | Transmission and Distribution Utilities [Member]
Revenues
Revenue from Contracts with Customers	1,839.7		1,586.4		1,524.9
AEP Texas Inc. [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	3.6		3.5		3.2
TOTAL REVENUES	0.0	[7]	0.0	[8]	87.5	[9]
AEP Texas Inc. [Member] | Purchased Electricity, Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	0.0		0.0		13.7
AEP Transmission Co [Member]
Revenues
Revenue from Contracts with Customers	1,651.7		1,410.9		1,232.7
Sales to AEP Affiliates	1,354.5		1,171.5		954.6
TOTAL REVENUES	1,624.5		1,469.3		1,145.7
Expenses
Other Operation	136.3		105.5		99.8
Maintenance	17.2		18.4		10.2
Depreciation and Amortization	346.2		297.3		249.0
Taxes Other Than Income Taxes	271.1		238.8		205.2
TOTAL EXPENSES	770.8		660.0		564.2
OPERATING INCOME (LOSS)	853.7		809.3		581.5
Other Income (Expense):
Interest Income	1.6		0.5		2.4
Allowance for Equity Funds Used During Construction	70.7		67.2		74.0
Interest Expense	(162.7)		(141.2)		(127.8)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	763.3		735.8		530.1
Income Tax Expense/Benefit	169.1		144.1		106.7
Net Income (Loss)	594.2		591.7		423.4
Earnings Per Share
Provision for Refund-Affiliated	(70.7)		(17.6)		(58.3)
Provision for Refund-Nonaffiliated	(14.2)		(2.4)		(16.0)
AEP Transmission Co [Member] | Transmission [Member]
Revenues
Revenue from Contracts with Customers	354.9		317.8		265.4
AEP Transmission Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	(0.2)		0.3		0.6
TOTAL REVENUES	0.0	[7]	0.0	[8]	0.0	[9]
Appalachian Power Co [Member]
Revenues
Revenue from Contracts with Customers	3,520.7		3,092.9		2,809.2
Sales to AEP Affiliates	256.1		197.9		174.7
TOTAL REVENUES	3,519.9		3,105.2		2,796.2
Expenses
Other Operation	724.1		610.0		530.5
Maintenance	297.8		265.5		226.8
Asset Impairments and Other Related Charges	24.9		0.0		0.0
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset	(37.0)		0.0		0.0
Re-Establishment of Regulatory Asset - Coal Fired Generation	0.0		0.0		(49.0)
Depreciation and Amortization	575.9		546.2		507.5
Taxes Other Than Income Taxes	158.2		154.2		150.2
TOTAL EXPENSES	2,917.8		2,555.8		2,239.6
OPERATING INCOME (LOSS)	602.1		549.4		556.6
Other Income (Expense):
Interest Income	3.5		1.0		1.6
Allowance for Equity Funds Used During Construction	11.7		15.6		14.6
Non-Service Cost Components of Net Periodic Benefit Cost	29.0		19.0		18.8
Interest Expense	(233.9)		(214.0)		(217.6)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	412.4		371.0		374.0
Income Tax Expense/Benefit	18.2		22.1		4.3
Net Income (Loss)	394.2		348.9		369.7
Appalachian Power Co [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	3,245.5		2,895.5		2,610.9
Appalachian Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	18.3		11.8		10.6
TOTAL REVENUES	0.5	[7]	0.0	[8]	0.0	[9]
Appalachian Power Co [Member] | Purchased Electricity, Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	1,173.9		979.9		873.6
Indiana Michigan Power Co [Member]
Revenues
Revenue from Contracts with Customers	2,659.7		2,330.7		2,236.0
Sales to AEP Affiliates	15.3		3.8		10.5
Other Revenues - Affiliated	54.3		54.0		60.8
TOTAL REVENUES	2,669.6		2,326.7		2,241.8
Expenses
Purchased Electricity from AEP Affiliates	241.8		217.9		172.8
Other Operation	621.0		645.2		650.0
Maintenance	227.2		210.0		193.2
Depreciation and Amortization	527.2		446.0		411.6
Taxes Other Than Income Taxes	97.0		110.8		107.1
TOTAL EXPENSES	2,249.7		1,968.8		1,878.9
OPERATING INCOME (LOSS)	419.9		357.9		362.9
Other Income (Expense):
Other Income	9.3		11.7		10.0
Allowance for Equity Funds Used During Construction	9.8		12.8		11.5
Non-Service Cost Components of Net Periodic Benefit Cost	24.9		16.4		16.7
Interest Expense	(125.2)		(116.8)		(112.3)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	328.9		269.2		277.3
Income Tax Expense/Benefit	4.2		(10.6)		(7.5)
Net Income (Loss)	324.7		279.8		284.8
Indiana Michigan Power Co [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	2,588.3		2,261.2		2,165.3
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	11.7		7.7		5.2
Sales to AEP Affiliates	62.0		60.0		69.0
TOTAL REVENUES	(0.1)	[7]	0.0	[8]	0.0	[9]
Indiana Michigan Power Co [Member] | Purchased Electricity, Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	535.5		338.9		344.2
Ohio Power Co [Member]
Revenues
Revenue from Contracts with Customers	3,672.1		2,837.5		2,665.0
Sales to AEP Affiliates	18.8		24.8		41.5
TOTAL REVENUES	3,665.1		2,899.1		2,749.1
Expenses
Purchased Electricity from AEP Affiliates	9.8		51.9		119.7
Other Operation	982.0		836.8		822.6
Maintenance	185.5		158.2		127.1
Depreciation and Amortization	294.3		303.3		276.6
Taxes Other Than Income Taxes	502.4		485.7		450.2
TOTAL EXPENSES	3,251.4		2,513.9		2,345.4
OPERATING INCOME (LOSS)	413.7		385.2		403.7
Other Income (Expense):
Interest Income	0.9		0.6		1.0
Other Income	0.4		1.2		1.6
Allowance for Equity Funds Used During Construction	13.9		10.8		12.5
Non-Service Cost Components of Net Periodic Benefit Cost	22.1		14.6		15.0
Interest Expense	(119.6)		(124.4)		(117.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	331.4		288.0		316.6
Income Tax Expense/Benefit	44.2		34.4		45.2
Equity Earnings (Loss) of Unconsolidated Subsidiaries	0.6		0.0		0.0
Net Income (Loss)	287.8		253.6		271.4
Ohio Power Co [Member] | Transmission and Distribution Utilities [Member]
Revenues
Revenue from Contracts with Customers	3,635.3		2,863.7		2,698.6
Ohio Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	11.0		10.6		9.0
TOTAL REVENUES	18.6	[7]	19.0	[8]	17.5	[9]
Ohio Power Co [Member] | Purchased Electricity for Resale [Member]
Expenses
Cost of Goods and Services Sold	1,277.4		678.0		549.2
Public Service Co Of Oklahoma [Member]
Revenues
Revenue from Contracts with Customers	1,875.7		1,474.3		1,263.9
Sales to AEP Affiliates	2.9		4.2		5.2
TOTAL REVENUES	1,874.7		1,474.4		1,266.1
Expenses
Other Operation	400.4		353.8		327.3
Maintenance	114.4		97.2		98.4
Depreciation and Amortization	230.1		196.6		173.5
Taxes Other Than Income Taxes	57.5		49.6		47.5
TOTAL EXPENSES	1,693.9		1,281.5		1,090.2
OPERATING INCOME (LOSS)	180.8		192.9		175.9
Other Income (Expense):
Interest Income	7.4		4.3		0.1
Allowance for Equity Funds Used During Construction	1.5		2.4		4.0
Non-Service Cost Components of Net Periodic Benefit Cost	12.5		8.5		8.5
Interest Expense	(83.8)		(62.9)		(60.3)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	118.4		145.2		128.2
Income Tax Expense/Benefit	(49.2)		4.1		5.2
Net Income (Loss)	167.6		141.1		123.0
Public Service Co Of Oklahoma [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	1,865.6		1,465.3		1,246.1
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	6.2		4.9		14.8
TOTAL REVENUES	0.0	[7]	0.0	[8]	0.0	[9]
Public Service Co Of Oklahoma [Member] | Purchased Electricity, Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	891.5		584.3		443.5
Southwestern Electric Power Co [Member]
Revenues
Revenue from Contracts with Customers	2,283.2		2,126.0		1,735.3
Sales to AEP Affiliates	59.5		41.4		41.0
Provision for Refund	(5.6)		(0.4)		(2.0)
TOTAL REVENUES	2,284.4		2,131.8		1,738.5
Expenses
Other Operation	424.7		360.3		338.3
Maintenance	148.6		136.7		129.7
Asset Impairments and Other Related Charges	0.0		11.6		0.0
Depreciation and Amortization	324.8		295.0		272.7
Taxes Other Than Income Taxes	126.8		117.7		102.8
TOTAL EXPENSES	1,914.4		1,792.3		1,448.0
OPERATING INCOME (LOSS)	370.0		339.5		290.5
Other Income (Expense):
Interest Income	17.7		9.2		2.1
Allowance for Equity Funds Used During Construction	4.9		7.0		7.7
Non-Service Cost Components of Net Periodic Benefit Cost	12.5		8.3		8.4
Interest Expense	(137.4)		(125.9)		(118.5)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)	267.7		238.1		190.2
Income Tax Expense/Benefit	(25.2)		(0.6)		9.4
Equity Earnings (Loss) of Unconsolidated Subsidiaries	1.4		3.4		2.9
Net Income (Loss)	294.3		242.1		183.7
Net Income Attributable to Noncontrolling Interests	4.2		3.1		2.9
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	290.1		239.0		180.8
Southwestern Electric Power Co [Member] | Vertically Integrated Utilities [Member]
Revenues
Revenue from Contracts with Customers	2,228.6		2,088.9		1,696.6
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Revenues
Revenue from Contracts with Customers	1.9		1.9		2.9
TOTAL REVENUES	0.0	[7]	0.0	[8]	0.0	[9]
Southwestern Electric Power Co [Member] | Purchased Electricity, Fuel and Other Consumables Used for Electric Generation [Member]
Expenses
Cost of Goods and Services Sold	$ 889.5		$ 871.0		$ 604.5

[1]	Amounts include affiliated and nonaffiliated revenues.
[2]	Generation & Marketing includes economic hedge activity.
[3]	Amounts include affiliated and nonaffiliated revenues.
[4]	Generation & Marketing includes economic hedge activity.
[5]	Amounts include affiliated and nonaffiliated revenues.
[6]	Generation & Marketing includes economic hedge activity.
[7]	Amounts include affiliated and nonaffiliated revenues.
[8]	Amounts include affiliated and nonaffiliated revenues.
[9]	Amounts include affiliated and nonaffiliated revenues.